Note 9 - Segmented Information - Geographic Information (Details) - CAD ($)	Sep. 30, 2024	Mar. 31, 2024
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 16,061,422	$ 15,094,413
Canada 1 [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	14,192,220	13,336,387
United States 1 [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 1,869,202	$ 1,758,026